Recent Developments (Narrative) (Details) (USD $)		0 Months Ended
	Jan. 31, 2012	Dec. 12, 2011 Vulcan [Member]
Number Of Common Stock Shares Issued For Each Outstanding Share Of Other Company In Proposed Business Transaction		0.50
Value of proposed business transaction		$ 5,355,000,000
Closing stock price	$ 82.51